(Schedule of Long-term Debt including Capital Lease Obligation) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013		Sep. 28, 2012
Current maturities of long-term debt:
Capital lease obligation	$ 1.4	$ 1.4		$ 1.3
Total current debt	11.2	1.5		1.3
Long-term debt:
Capital lease obligation	1.1	1.8		3.1
Total long-term debt	2,204.7	918.3		8.9
Total debt	2,215.9	919.8		10.2
Senior Notes | 3.50% Senior Note
Long-term debt:
Long term debt, excluding current maturities	300.0	299.9		0
Senior Notes | 4.75% Senior Note
Long-term debt:
Long term debt, excluding current maturities	598.2	598.2		0
Secured Debt | Term Loan
Current maturities of long-term debt:
Long term debt, current maturities	9.8	0
Long-term debt:
Long term debt, excluding current maturities	1,287.0	0
Debentures | 7.00% Debenture
Long-term debt:
Long term debt, excluding current maturities		0	[1]	5.8	[1]
Debentures | 9.50% Debenture
Long-term debt:
Long term debt, excluding current maturities	10.4	10.4	[2]	0	[2]
Debentures | 8.00% Debenture
Long-term debt:
Long term debt, excluding current maturities	8.0	8.0	[2]	0	[2]
Loans Payable
Current maturities of long-term debt:
Loan payable	$ 0	$ 0.1		$ 0

[1]	Under the terms of the Separation and Distribution Agreement, the 7.00% debentures due December 2013 were retained by Covidien.
[2]	Under the terms of the Separation and Distribution Agreement, the 8.00% and 9.50% debentures due in March 2023 and May 2022, respectively, were transferred to the Company.